Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Such Investment (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Contributions			$ 271,671
Profit Sharing in income (loss) for the Year	$ (129,152)	$ (188,757)
Play Digital SA [member]
Disclosure of subsidiaries [line items]
Investments in associates	134,552	0
Contributions	209,129	323,309
Proceeds from sales of interests in associates	(45,182)	0
Profit Sharing in income (loss) for the Year	(129,152)	(188,757)
Investments in associates	$ 169,347	$ 134,552	$ 0